Expense Example - Corgi MANGOS ETF - Corgi MANGOS ETF Shares	Sep. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	$ 64